U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


1. Name and address of issuer:
            Mentor Institutional Trust
            Riverfront Plaza
            901 East Byrd Street
            Richmond, VA 23219

2. Name of each series or class of funds for which this notice is filed:
            Mentor U.S. Government Cash Management Portfolio
              (formerly Mentor Cash Management Portfolio)
            Mentor Intermediate Duration Portfolio
            Mentor Fixed-Income Portfolio
            Mentor Perpetual International Portfolio

3. Investment Company Act File Number:
            811-8484
   Securities Act File Number:
            33-80784

4. Last day of fiscal year for which this notice is filed:
            October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
   declaration:                     [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
            None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
            None

9. Number and aggregate sale price of securities sold during the fiscal year:
   171,510,947 Shares   $200,721,322





10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
        171,510,947 Shares   $200,721,322

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
          5,016,721 Shares   $  9,428,376

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal
        year in reliance on rule 24f-2 (from item 10):          $200,721,322

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from item 11, if
        applicable):                                          +    9,428,376

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):               -  173,486,786

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing
        fees pursuant to rule 24e-2 (if applicable):           +           0

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2
        [line (i), plus line (ii), less line (iii), plus
        line (iv)] (if applicable):                            $  36,662,912

   (vi) Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law
        or regulation (see Instruction C.6):                 x 1/33 of 1 Percent

  (vii) Fee due [line (i) or line (v) multiplied by line
        (vi)]:                                                    $      11,110

Instructions: Issuers should complete lines (ii), (iii), (iv), and (v) only if form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                       [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
            12/20/96

                                   SIGNATURE

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of any series of the Trust arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of such series individually but are binding only upon the assets and property of that series.

This notice has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*             /s/ Terry L. Perkins, Treasurer
                                      --------------------------------
                                      Terry L. Perkins, Treasurer
Date   December 23, 1996

  *Please print the name and title of the signing officer below the signature.

                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110


                                                     December 23, 1996


Mentor Institutional Trust
901 East Byrd Street
Richmond, Virginia  23219

Ladies and Gentlemen:

         We are furnishing this opinion in connection with your filing with the Securities and Exchange Commission of an annual notice of securities sold (the "Notice") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, relating to Mentor U.S. Government Cash Management Portfolio (formerly the Mentor Cash Management Portfolio), Mentor Intermediate Duration Portfolio, Mentor Fixed-Income Portfolio, and Mentor Perpetual International Portfolio (each a "Portfolio"), each of which is a series of shares of Mentor Institutional Trust (the "Trust"), pursuant to the provisions of Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, and making definite the registration of 176,527,668 shares, in the aggregate, of beneficial interest of the Portfolios (the "Shares").


         We have examined copies of (i) your Agreement and Declaration of Trust as on file at the office of the Secretary of State of The Commonwealth of Massachusetts, which provides for an unlimited number of authorized shares of beneficial interest of the Trust, and (ii) your Bylaws, which provide for the issue and sale by the Trust of such Shares. We have also examined (i) a copy of the Notice and (ii) a certificate of the Treasurer of the Trust stating that all of the Shares were recorded as issued and that the appropriate consideration therefor as provided in your Bylaws was received by the Portfolios.


         We assume that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state and federal laws regulating offerings and sales of securities, and that the Notice will be timely filed with the Securities and Exchange Commission.

         Based on the foregoing, we are of the opinion that:

         1. The Trust is a legally organized and validly existing voluntary association with transferable shares of beneficial interest under the laws of The Commonwealth of Massachusetts and is authorized to issue an unlimited number of shares of beneficial interest.

         2. The Shares were validly issued, fully paid, and nonassessable by the Trust.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of a Portfolio for all loss and expense of any shareholder of that Portfolio held personally liable for the obligations of the Portfolio solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the particular Portfolio itself would be unable to meet its obligations.

         We consent to this opinion accompanying the Notice.

                                                     Very truly yours,

                                                     /s/ Ropes & Gray

                                                     Ropes & Gray